INVESTMENTS IN ASSOCIATES - Summarised balance sheet (Details) $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2017 USD ($) item
Summarised balance sheet
Non-current assets	$ 5,135	$ 4,815	$ 5,135
Current assets	2,731	2,529	2,731
Non-current liabilities	(1,876)	(2,038)	(1,876)
Current liabilities	(1,346)	(1,348)	(1,346)
Group's carrying amount of investment	$ 118	$ 112	$ 118
Number of associates | item	1	1	1
Bioventus
Summarised balance sheet
Non-current assets	$ 332	$ 364	$ 332
Current assets	122	105	122
Non-current liabilities	(246)	(258)	(246)
Current liabilities	(47)	(53)	(47)
Net assets	161	158	161
Group's share of net assets	79	77	79
Group adjustments	35	32	35
Group's carrying amount of investment	$ 114	$ 109	$ 114
Percentage of associate held	49.00%	49.00%	49.00%
Other associates
Summarised balance sheet
Group's carrying amount of investment	$ 3	$ 3	$ 3